Preferred Stock (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Nov. 03, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares issued	0		0
Preferred Stock, Shares Authorized	10,000,000		0
Preferred stock, par value	$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding	0		0
Preferred Stock, Convertible, Conversion Ratio	4.9688%
Preferred Stock [Member]
Class of Stock [Line Items]
Percentage of outstanding shares of Preferred Stock	66.00%
Preferred Stock, Dividend Rate, Percentage	8.00%
Preferred Stock, Convertible, Conversion Ratio	4.9688%
Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share	$ 111.9
Proceeds from Issuance Initial Public Offering	$ 75,000
Percentage of outstanding shares of Preferred Stock	66.00%
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share	$ 45.08
Preferred Stock, Shares Outstanding	0		2,029,666
Preferred Stock, Convertible, Conversion Price	$ 45.08
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share	52.53
Preferred Stock, Convertible, Conversion Price	52.53
Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share	55.95
Preferred Stock, Convertible, Conversion Price	55.95
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share	$ 20.13
Preferred Stock, Shares Outstanding	0		684,739
Preferred Stock, Convertible, Conversion Price	$ 20.13
Series Seed-3 Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share	26.16
Preferred Stock, Convertible, Conversion Price	$ 26.16
Legacy Korro [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			4,042,000
Preferred Stock, Shares Authorized			4,855,239
Preferred Stock, Shares Outstanding			4,042,000
Legacy Korro [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			0
Preferred Stock, Shares Authorized			10,000,000
Preferred stock, par value			$ 0.001
Preferred Stock, Shares Outstanding			0
Preferred Stock, Convertible, Conversion Ratio		4.9688%
Legacy Korro [Member] | Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			2,029,666
Preferred Stock, Shares Authorized			2,029,666
Preferred Stock, Shares Outstanding			2,029,666
Legacy Korro [Member] | Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			1,104,178
Preferred Stock, Shares Authorized			1,104,178
Preferred Stock, Shares Outstanding			1,104,178
Legacy Korro [Member] | Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			223,417
Preferred Stock, Shares Authorized			1,036,656
Preferred Stock, Shares Outstanding			223,417
Legacy Korro [Member] | Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			684,739
Preferred Stock, Shares Authorized			684,739
Preferred Stock, Shares Outstanding			684,739